Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Income Taxes [Line Items]
Income before income taxes and discontinued operations	¥ 181,891		¥ 109,363		¥ 71,317
Income before income taxes and discontinued operations	101,835		63,209		56,198
Income before income taxes and discontinued operations	283,726	[1]	172,572	[1]	127,515	[1]
Current provision for income taxes	45,389		21,103		28,381
Deferred provision for income taxes	51,847		32,579		16,227
Provision for income taxes	97,236		53,682		44,608
Japan
Income Taxes [Line Items]
Current provision for income taxes	18,296		7,428		11,956
Deferred provision for income taxes	48,922		27,371		18,079
Overseas
Income Taxes [Line Items]
Current provision for income taxes	27,093		13,675		16,425
Deferred provision for income taxes	¥ 2,925		¥ 5,208		¥ (1,852)

[1]	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.